Segment and Related Information - Additional Information (Detail) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Number of operating segments	3	3
Number of reportable operating segments	3	3